33' Act File No. 333-59517
                                                     40' Act File No. 811-08891

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933        |_|

PRE-EFFECTIVE AMENDMENT NO. ___                      |_|


POST-EFFECTIVE AMENDMENT NO. 35                      |X|


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940                                  |_|


AMENDMENT NO. 35                                     |X|

                                         (Check appropriate box or boxes.)



                        NATIONWIDE VL SEPARATE ACCOUNT-D
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

                             THOMAS E. BARNES, ESQ.
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                            COLUMBUS, OHIO 43215-2220
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:  JANUARY 3, 2006

It is proposed that this filing will become effective (check appropriate box) |_| Immediately upon filing pursuant to paragraph (b)
|X| On January 3, 2006 pursuant to paragraph (b)
|_| 60 days after filing pursuant to paragraph (a)(1)
|_| On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 35 to Registrant's Registration Statement is being filed under Rule 485(b) for the purpose of revising the pricing structure of the corporate universal life insurance policies via a supplement to the prospectus and a supplement to the Statement of Additional Information.

The following items are incorporated by reference from Registrant's Post-Effective Amendment No. 34 ('33 Act File No. 333-59517, filed July 13,
2005): (1) prospectus supplement dated July 13, 2005; (2) prospectus supplement dated July 1, 2005; (3) Part A; (4) Part B; and (5) Part C.

Nationwide Life and Annuity Insurance Company
o        Nationwide VL Separate Account-D


                 Prospectus supplement dated January 3, 2006 to
                          Prospectus dated May 1, 2005


--------------------------------------------------------------------------------

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
--------------------------------------------------------------------------------

1. EFFECTIVE FOR APPLICATIONS SIGNED ON OR AFTER JANUARY 3, 2006, THE COST OF INSURANCE CHARGE, THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ADDITIONAL (INSURANCE) PROTECTION RIDER CHARGE IN THE "PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES" TABLE ARE AMENDED AS FOLLOWS:



------------------------------------------------------------------------------------------------------------------------------------

                               PERIODIC CHARGES OTHER THAN SUB-ACCOUNT PORTFOLIO OPERATING EXPENSES
====================================================================================================================================
====================================== ============================ ================================================================
               Charge                    When Charge Is Deducted                                Amount
               ------                    -----------------------                                -------
-------------------------------------- ---------------------------- ----------------------------------------------------------------
-------------------------------------- ---------------------------- ----------------------- ----------------- ----------------------
      COST OF INSURANCE(4), (5)                  Monthly                    Minimum              Maximum        Representative (6)
-------------------------------------
  Representative - For An Issue Age
 40, Non-tobacco, Tenth Policy Year,
      Specified Amount $250,000
-------------------------------------- ---------------------------- ----------------------- ----------------- ----------------------
-------------------------------------- ---------------------------- ----------------------- ----------------- ----------------------
                                                                        $0.03 per month        $83.33 per        $0.52 per month
                                                                                                  month
-------------------------------------- ---------------------------- ----------------------- ----------------- ----------------------
-------------------------------------- ---------------------------- ----------------------------------------------------------------
                                                                                  Per $1,000 Of Net Amount at Risk -
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
-------------------------------------- ---------------------------- ----------------------------------------------------------------
-------------------------------------- ---------------------------- -------------------------------- -------------------------------
            MORTALITY AND               Daily, Based on an Annual         Maximum Guaranteed                  Currently(7)
            EXPENSE RISK                     Effective Rate
-------------------------------------- ---------------------------- -------------------------------- -------------------------------
-------------------------------------- ---------------------------- -------------------------------- -------------------------------
                                                                       0.75% of daily net assets       0.25% of daily net assets
-------------------------------------- ---------------------------- -------------------------------- -------------------------------
-------------------------------------- ---------------------------- ----------------------------------------------------------------
                                                                     Proportionately From Your Chosen Variable Investment Options
-------------------------------------- ---------------------------- ----------------------------------------------------------------
-------------------------------------- ---------------------------- --------------------- -------------------- ---------------------
  ADDITIONAL (INSURANCE) PROTECTION              Monthly                  Minimum               Maximum         Representative(12)
        RIDER (9), (10), (11)
  Representative - For An Issue Age
 40, Non-tobacco, Tenth Policy Year,
      Specified Amount $250,000
-------------------------------------- ---------------------------- --------------------- -------------------- ---------------------
-------------------------------------- ---------------------------- --------------------- -------------------- ---------------------
                                                                      $0.01 per month      $83.33 per month      $0.20 per month
-------------------------------------- ---------------------------- --------------------- -------------------- ---------------------
-------------------------------------- ---------------------------- ----------------------------------------------------------------
                                                                                  Per $1,000 Of Additional Protection
                                                                    Proportionately From Your Chosen Variable And Fixed Investment
                                                                                                Options
-------------------------------------- ---------------------------- ----------------------------------------------------------------
  (4)    The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

  (5) The cost of insurance rate will increase over time, but will never exceed the Maximum indicated in the table. Ask for a policy illustration or see the Policy Data Page for more information on your cost.

  (6)    This amount may not be representative of your cost.

  (7)    Currently, the Mortality and Expense Risk charge declines over time, as follows:
     -------------------------------- ------------------------------ --------------------------------- -----------------------------
       Charge for policy years 1-4    Charge for policy years 5-15    Charge for policy years 16-20     Charge for policy years 21+
     -------------------------------- ------------------------------ --------------------------------- -----------------------------
     -------------------------------- ------------------------------ --------------------------------- -----------------------------
        0.25% of daily net assets       0.20% of daily net assets       0.10% of daily net assets        0.10% of daily net assets
     -------------------------------- ------------------------------ --------------------------------- -----------------------------

   (9)   The charge varies by: the Insured's age; underwriting class; the year from the Policy Date; and Specified Amount.

  (10)   Ask for a policy illustration, or see the Policy Data Page, for more information your cost.

  (11) The continuation of the rider is contingent on the policy being In Force.

  (12) This amount may not be representative of your cost.






2. THE "PREMIUM LOAD (CHARGE)" PROVISION OF YOUR PROSPECTUS IS AMENDED AS
FOLLOWS:

PREMIUM LOAD (CHARGE)

This charge partially recoups sales expenses and premium taxes. After this charge is deducted, the remaining premium is invested in the investment options you elect.

The Premium load is calculated based on the policy's target premium, which is determined in accordance with SEC rules and regulations. The target premium is a specified percentage of the maximum Premium allowed under the Code to qualify the policy as life insurance. Your policy data page indicates your specific target premium. The premium load calculation applicable to your policy depends on the date that you applied for or purchased the policy, and the total premium paid to the policy in the first policy year (the "First Year Premium").




          Premium Load Applicable To Policies With Applications Signed
                           On Or After January 3, 2006
-------------------------------------------------------------------------------------------------
PREMIUM LOAD FOR POLICIES WITH                                  PREMIUM LOAD FOR POLICIES WITH
LESS THAN $500,000 IN FIRST YEAR                                $500,000 OR MORE IN FIRST YEAR
PREMIUM (PER POLICY OWNER)              POLICY YEAR             PREMIUM (PER POLICY OWNER)
-------------------------------------------------------------------------------------------------
8.5% of Premium payments up to and           1                  7% of Premium payments up to and
including target premium                                        including target premium
           PLUS                                                           PLUS
5% of Premium payments in excess of                             4% of Premium payments in excess
target premium                                                  of target premium

                                             2
                                                                6% of Premium payments up to and
                                                                including target premium
                                                                                PLUS
                                                                3% of Premium payments in excess
                                                                of target premium

                                             3
                                                                5% of Premium payments up to and
                                                                including target premium
                                                                           PLUS
                                                                2% of Premium payments in excess
                                                                of target premium

                                             4
                                                                4% of Premium payments up to and
                                                                including target premium
                                                                            PLUS
                                                                2% of Premium payments in excess
                                                                of target premium
                                             5
                                                                3% of Premium payments up to and
                                                                including target premium
                                                                            PLUS
                                                                2% of Premium payments in excess
                                                                of target premium
                                             6
                                                                2% of Premium payments
                                             7

5.5% of Premium payments up to and           8
including target premium                     9
            PLUS                            10
3.5% of Premium payments in excess
of target premium

3.5% of Premium payments                    11 +




PREMIUM LOAD
(CHARGE) (CONTINUED)

    Premium Load Applicable To Policies Issued On Or After September 9, 2002
                 With Applications Signed Before January 3, 2006
-----------------------------------------------------------------------------------------------------
PREMIUM LOAD FOR POLICIES WITH                                  PREMIUM LOAD FOR POLICIES WITH
LESS THAN $500,000 IN FIRST YEAR                                $500,000 OR MORE IN FIRST YEAR
PREMIUM (PER POLICY OWNER)                                      PREMIUM (PER POLICY OWNER)
                                         POLICY YEAR
-----------------------------------------------------------------------------------------------------
9% of Premium payments up to and              1                 9% of Premium payments for the
including target premium                      2                 base (non-rider) portion of the
             PLUS                             3                 Specified Amount up to and
7% of Premium payments in excess of           4                 including target premium
target premium                                5                             PLUS
                                                                6.5% of Premium payments for the
                                                                base (non-rider) portion of the
                                                                Specified Amount in excess of target
                                                                premium
                                                                            PLUS
                                                                [3.29% - (A x B)] of Premium
                                                                payments for the rider portion of the
                                                                Specified Amount, where
                                                                A = 1.29% of the Premium payments
                                                                allocable to the rider portion of the
                                                                Specified Amount; and
                                                                B = the ratio of the rider portion of
                                                                the Specified Amount to the total
                                                                Specified Amount
                                               6                3.5% of Premium payments
                                               7
5.5% of Premium payments                       8
                                               9
                                              10

3.5% of Premium payments                      11 +              2% of Premium payments


----------------------------------------------------------------------------------------------------------

      Premium Load Applicable To Policies Issued Prior To September 9, 2002

POLICY
YEAR                            PREMIUM LOAD FOR ALL POLICIES


1       9% of Premium payments for the base (non-rider) portion of the Specified
        Amount up to and including target premium
2                     PLUS
3       6.5% of Premium payments for the base (non-rider) portion of the Specified
4       Amount in excess of target premium
5                     PLUS
6       6.5% of Premium payments for the rider portion of the Specified Amount
7
8+      3.5% of Premium payments

-----------------------------------------------------------------------------------------------------------


3. THE "MORTALITY AND EXPENSE RISK" PROVISION OF YOUR PROSPECTUS IS AMENDED AS
FOLLOWS:

MORTALITY AND EXPENSE RISK

The charge compensates us for assuming risks associated with mortality and expense costs, and we may profit from it. The mortality risk is that the Insured does not live as long as expected. The expense risk is that the costs of issuing and administering the policy are more than expected. This charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The current charge, which applies to policies with applications signed on or after January 3, 2006, declines over time, as follows:

   Charge for                    Charge for                 Charge for
policy years 1-4               policy years 5-15         policy years 16+
--------------------------------------------------------------------------------
0.25% of daily net assets  0.20% of daily net assets   0.10% of daily net assets

MORTALITY AND EXPENSE RISK
(CONTINUED)

A separate mortality and expense risk charge schedule applies to policies with applications signed before January 3, 2006, as follows:

   Charge for                    Charge for                     Charge for
policy years 1-4              policy years 5-20               policy years 21+
-------------------------------------------------------------------------------
0.40% of daily net assets   0.25% of daily net assets  0.10% of daily net assets



4. THE "LEGAL PROCEEDINGS" PROVISION OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:
---------------------------- ---------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide and its parent company, Nationwide Life Insurance Company, are parties to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements to life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back medium term note programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the medium term note program. Nationwide is cooperating with regulators in connection with these inquiries.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide Life Insurance Company was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide Life Insurance Company removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide Life Insurance Company annuity or insurance product) units of any Nationwide Life Insurance Company sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide Life Insurance Company's annuities sub-accounts, any allegation based on Nationwide Life Insurance Company's untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member's purchases or sales of Nationwide Life Insurance Company annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide Life Insurance Company is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide Life Insurance Company's untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of a Nationwide Life Insurance Company annuity or insurance product) units of any Nationwide Life Insurance Company sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide Life Insurance Company filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide Life Insurance Company intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Nationwide companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees.

The Nationwide companies filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Nationwide companies filed their answer. The Nationwide companies intend to defend this lawsuit vigorously.

On October 31, 2003, Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide Life Insurance Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide Life Insurance Company. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide Life Insurance Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide Life Insurance Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide Life Insurance Company opposed that motion on December 24, 2003. On July 6, 2004, Nationwide Life Insurance Company filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide Life Insurance Company intends to defend this lawsuit vigorously.
---------------------------- ---------------------------------------------------
---------------------------- ---------------------------------------------------
NATIONWIDE INVESTMENT SERVICES CORPORATION

The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.
---------------------------- ---------------------------------------------------
5. "APPENDIX A: DEFINITIONS" IN YOUR PROSPECTUS IS AMENDED:

A. TO REPLACE THE DEFINITION OF DEATH BENEFIT WITH THE FOLLOWING:

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges. The Death Benefit consists of the base policy coverage and the Additional (insurance) Protection Rider coverage, if applicable.

B. TO REPLACE THE DEFINITION OF NET AMOUNT AT RISK WITH THE FOLLOWING:

  NET AMOUNT AT RISK - The policy's Death Benefit minus the policy's Cash Value.

Nationwide Life and Annuity Insurance Company
o        Nationwide VL Separate Account-D


                       Supplement dated January 3, 2006 to
              Statement of Additional Information dated May 1, 2005


--------------------------------------------------------------------------------

This supplement updates certain information contained in the Statement of Additional Information ("SAI"). Please read it and keep it for future reference.
--------------------------------------------------------------------------------

1. THE "UNDERWRITING PROCEDURE" PROVISION OF YOUR SAI IS REPLACED WITH THE
FOLLOWING:

UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VL Separate Account-D. The policy's cost of insurance depends upon the Insured's issue age, underwriting class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies are based on the 1980 Commissioners' Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.

The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds' mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. For policies with applications signed on or after January 3, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan. The most favorable is Class A, followed by Class B, and then Class C. For policies issued before January 3, 2006, there are no sub-classifications.

In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.

The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.

2. THE FOLLOWING PROVISIONS ARE ADDED IMMEDIATELY AFTER THE "UNDERWRITING PROCEDURE" PROVISION:

NET AMOUNT AT RISK

The policy's cost of insurance is also dependent on the policy's Net Amount At Risk, which equals the policy's Death Benefit minus the policy's Cash Value. For policies with applications signed before January 3, 2006, the policy's Net Amount At Risk is allocated to the Additional (insurance) Protection Rider first (if applicable) and any remaining excess is allocated to the base policy coverage. For policies with applications signed on or after January 3, 2006, the policy's Net Amount At Risk is allocated between base coverage and Additional (insurance) Protection Rider coverage proportionately, using the ratio (at the time of issuance) of each to the total Specified Amount. This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount coverage received, as compared to the total Specified Amount.

If you did not elect the Additional (insurance) Protection Rider, this distinction is irrelevant.

TARGET PREMIUM

We use "target premium" to calculate the premium load charge. For all policies, target premium is calculated according to established SEC rules and regulations. For policies with applications signed before January 3, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code. For policies with applications signed on or after January 3, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance. Additionally, in determining the target premium, we assume: the policy is not a modified endowment contract (as defined in the Code); the policy's death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-D, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 3rd day of January, 2006.

              NATIONWIDE VL SEPARATE ACCOUNT-D
              ------------------------------------------------------------------
              (Registrant)

              NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
              ------------------------------------------------------------------
              (Depositor)


              By: /s/ JAMIE RUFF CASTO, ESQ.
              --------------------------------------------
              Jamie Ruff Casto, Esq.

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 3rd day of January, 2006.



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director


                                         By /s/ JAMIE RUFF CASTO
                                        ---------------------------------------
                                            Jamie Ruff Casto
                                            Attorney-in-Fact